Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 29, 2013	Jun. 30, 2012
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	CPTY
Entity Registrant Name	CAPITOL CITY BANCSHARES INC
Entity Central Index Key	0001070295
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		10,292,069
Entity Public Float			$ 22,107,450